Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000008290 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
C000008290 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[1]
C000008290 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
C000008290 [Member] | Quest Diagnostics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
C000008290 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
C000008290 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[1]
C000008290 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
C000008290 [Member] | Waste Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000008290 [Member] | Motorola Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
C000008290 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
C000008290 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000008290 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008290 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000008290 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008290 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008290 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008290 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008290 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008290 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008290 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008290 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008290 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008291 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[2]
C000008291 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[2]
C000008291 [Member] | ADMA Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[2]
C000008291 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000008291 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[2]
C000008291 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[2]
C000008291 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[2]
C000008291 [Member] | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[2]
C000008291 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[2]
C000008291 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[2]
C000008291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008291 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000008291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000008291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000008291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000008291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008291 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008291 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008291 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008291 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008292 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000008292 [Member] | StoneX Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[3]
C000008292 [Member] | EZCORP Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[3]
C000008292 [Member] | World Kinect Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[3]
C000008292 [Member] | Fresh Del Monte Produce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[3]
C000008292 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[3]
C000008292 [Member] | Sonic Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[3]
C000008292 [Member] | Universal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[3]
C000008292 [Member] | Select Medical Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[3]
C000008292 [Member] | SiriusPoint Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[3]
C000008292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008292 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000008292 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008292 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008292 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000008292 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008292 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008292 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008292 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008292 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008292 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008293 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%	[4]
C000008293 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%	[4]
C000008293 [Member] | Neurocrine Biosciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[4]
C000008293 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[4]
C000008293 [Member] | TG Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[4]
C000008293 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[4]
C000008293 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[4]
C000008293 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[4]
C000008293 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[4]
C000008293 [Member] | Protagonist Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[4]
C000008293 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000008293 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000008293 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008293 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008294 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[5]
C000008294 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%	[5]
C000008294 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[5]
C000008294 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[5]
C000008294 [Member] | Keurig Dr Pepper Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%	[5]
C000008294 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%	[5]
C000008294 [Member] | Sysco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[5]
C000008294 [Member] | General Mills Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[5]
C000008294 [Member] | Natural Grocers by Vitamin Cottage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[5]
C000008294 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[5]
C000008294 [Member] | Packaged Foods And Meats [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000008294 [Member] | Soft Drinks And Non alcoholic Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000008294 [Member] | Food Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000008294 [Member] | Food Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008294 [Member] | Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000008294 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008294 [Member] | Agricultural Products And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008294 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008294 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008295 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%	[6]
C000008295 [Member] | Sysco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%	[6]
C000008295 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[6]
C000008295 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[6]
C000008295 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[6]
C000008295 [Member] | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[6]
C000008295 [Member] | United Airlines Holdings In [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[6]
C000008295 [Member] | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[6]
C000008295 [Member] | Sportradar Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[6]
C000008295 [Member] | Super Group SGHC Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[6]
C000008295 [Member] | Food Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008295 [Member] | Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000008295 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008295 [Member] | Hotels Resorts And Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000008295 [Member] | Casinos And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008295 [Member] | Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000008295 [Member] | Passenger Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008295 [Member] | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000008295 [Member] | Leisure Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008295 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008296 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%	[7]
C000008296 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.87%	[7]
C000008296 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[7]
C000008296 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[7]
C000008296 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%	[7]
C000008296 [Member] | Nintendo Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[7]
C000008296 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[7]
C000008296 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[7]
C000008296 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[7]
C000008296 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[7]
C000008296 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008296 [Member] | Casinos And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008296 [Member] | Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000008296 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000008296 [Member] | Interactive Home Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000008296 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000008296 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000008296 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008296 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008297 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[8]
C000008297 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[8]
C000008297 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.89%	[8]
C000008297 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.59%	[8]
C000008297 [Member] | ATAndT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[8]
C000008297 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[8]
C000008297 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[8]
C000008297 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[8]
C000008297 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[8]
C000008297 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[8]
C000008297 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000008297 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000008297 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008297 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000008297 [Member] | Integrated Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000008297 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008297 [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008297 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008297 [Member] | IT Consulting And Other Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008297 [Member] | Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008297 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008298 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[9]
C000008298 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[9]
C000008298 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[9]
C000008298 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%	[9]
C000008298 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[9]
C000008298 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[9]
C000008298 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[9]
C000008298 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[9]
C000008298 [Member] | ANI Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[9]
C000008298 [Member] | Tarsus Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[9]
C000008298 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000008298 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000008298 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008298 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008299 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%	[10]
C000008299 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[10]
C000008299 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%	[10]
C000008299 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[10]
C000008299 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[10]
C000008299 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[10]
C000008299 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[10]
C000008299 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[10]
C000008299 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[10]
C000008299 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000008299 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000008299 [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000008299 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008300 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[11]
C000008300 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%	[11]
C000008300 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[11]
C000008300 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%	[11]
C000008300 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%	[11]
C000008300 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%	[11]
C000008300 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.93%	[11]
C000008300 [Member] | MicroStrategy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[11]
C000008300 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[11]
C000008300 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[11]
C000008300 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008300 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000008300 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000008300 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008300 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000008300 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008300 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008300 [Member] | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008300 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008303 [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%	[12]
C000008303 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[12]
C000008303 [Member] | PT Telkom Indonesia Persero Tbk ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[12]
C000008303 [Member] | National Grid PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[12]
C000008303 [Member] | PLDT Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000008303 [Member] | Brookfield Renewable Partners L.P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[12]
C000008303 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[12]
C000008303 [Member] | TELUS Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[12]
C000008303 [Member] | BCE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[12]
C000008303 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[12]
C000008303 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008303 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000008303 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008303 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008303 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008303 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008303 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000008303 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000008303 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008303 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008303 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000008303 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008304 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[13]
C000008304 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[13]
C000008304 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[13]
C000008304 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[13]
C000008304 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[13]
C000008304 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[13]
C000008304 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[13]
C000008304 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[13]
C000008304 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[13]
C000008304 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[13]
C000008304 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008304 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000008304 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000008304 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000008304 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008304 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008304 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008304 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008304 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008304 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008304 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008306 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[14]
C000008306 [Member] | Boeing Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%	[14]
C000008306 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%	[14]
C000008306 [Member] | Northrop Grumman Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[14]
C000008306 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%	[14]
C000008306 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[14]
C000008306 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[14]
C000008306 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[14]
C000008306 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[14]
C000008306 [Member] | TransDigm Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[14]
C000008306 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000008306 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008306 [Member] | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008306 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008306 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008306 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008306 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008307 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.58%	[15]
C000008307 [Member] | Martin Marietta Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[15]
C000008307 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[15]
C000008307 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%	[15]
C000008307 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[15]
C000008307 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[15]
C000008307 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[15]
C000008307 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[15]
C000008307 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[15]
C000008307 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[15]
C000008307 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008307 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000008307 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000008307 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000008307 [Member] | Home Improvement Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000008307 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008307 [Member] | Homebuilding Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008307 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008308 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%	[16]
C000008308 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[16]
C000008308 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%	[16]
C000008308 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[16]
C000008308 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[16]
C000008308 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[16]
C000008308 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%	[16]
C000008308 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%	[16]
C000008308 [Member] | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[16]
C000008308 [Member] | CNX Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[16]
C000008308 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008308 [Member] | Oil and Gas Refining and Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000008308 [Member] | Oil and Gas Exploration and Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000008308 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008310 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%	[17]
C000008310 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[17]
C000008310 [Member] | Schlumberger N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[17]
C000008310 [Member] | Noble Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[17]
C000008310 [Member] | Baker Hughes Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[17]
C000008310 [Member] | NOV Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[17]
C000008310 [Member] | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[17]
C000008310 [Member] | Golar LNG Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[17]
C000008310 [Member] | Teekay Tankers Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[17]
C000008310 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[17]
C000008310 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000008310 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000008310 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008310 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008312 [Member] | Universal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[18]
C000008312 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[18]
C000008312 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[18]
C000008312 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[18]
C000008312 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[18]
C000008312 [Member] | Franklin Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[18]
C000008312 [Member] | LyondellBasell Industries N V Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000008312 [Member] | AES Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[18]
C000008312 [Member] | Northwest Natural Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[18]
C000008312 [Member] | Avista Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[18]
C000008312 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008312 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008312 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000008312 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008312 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000008312 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000008312 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008312 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008312 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008312 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008312 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008312 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008312 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008313 [Member] | ATAndT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[19]
C000008313 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%	[19]
C000008313 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[19]
C000008313 [Member] | Southern Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[19]
C000008313 [Member] | NiSource Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[19]
C000008313 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[19]
C000008313 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[19]
C000008313 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[19]
C000008313 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[19]
C000008313 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[19]
C000008313 [Member] | Integrated Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008313 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000008313 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008313 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000008313 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000008313 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008313 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008313 [Member] | Oil and Gas Exploration and Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008313 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008315 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[20]
C000008315 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.88%	[20]
C000008315 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%	[20]
C000008315 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%	[20]
C000008315 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%	[20]
C000008315 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[20]
C000008315 [Member] | Core And Main Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[20]
C000008315 [Member] | A O Smith Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[20]
C000008315 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[20]
C000008315 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[20]
C000008315 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008315 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008315 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008315 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008315 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000008315 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000008315 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008315 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008315 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008315 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008315 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008316 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[21]
C000008316 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[21]
C000008316 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[21]
C000008316 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[21]
C000008316 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%	[21]
C000008316 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%	[21]
C000008316 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[21]
C000008316 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[21]
C000008316 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[21]
C000008316 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[21]
C000008316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000008316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000008316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000008316 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000008316 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000008316 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008316 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008316 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008319 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[22]
C000008319 [Member] | Yum China Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.83%	[22]
C000008319 [Member] | KE Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.49%	[22]
C000008319 [Member] | Baidu Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%	[22]
C000008319 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%	[22]
C000008319 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[22]
C000008319 [Member] | Tencent Music Entertainment Group ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[22]
C000008319 [Member] | Full Truck Alliance Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[22]
C000008319 [Member] | Vipshop Holdings Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[22]
C000008319 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[22]
C000008319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008319 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008319 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000008319 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000008319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008319 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008319 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008320 [Member] | Eos Energy Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[23]
C000008320 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[23]
C000008320 [Member] | Sunrun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[23]
C000008320 [Member] | ReNew Energy Global PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[23]
C000008320 [Member] | American Superconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[23]
C000008320 [Member] | Shoals Technologies Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[23]
C000008320 [Member] | Brookfield Renewable Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[23]
C000008320 [Member] | Rivian Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[23]
C000008320 [Member] | Itron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[23]
C000008320 [Member] | REX American Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[23]
C000008320 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008320 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000008320 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008320 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008320 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008320 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000008320 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008320 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008320 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008320 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008320 [Member] | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008320 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008321 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[24]
C000008321 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[24]
C000008321 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[24]
C000008321 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[24]
C000008321 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[24]
C000008321 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[24]
C000008321 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[24]
C000008321 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[24]
C000008321 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[24]
C000008321 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[24]
C000008321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000008321 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000008321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000008321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000008321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008321 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008321 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008321 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008322 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[25]
C000008322 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[25]
C000008322 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[25]
C000008322 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[25]
C000008322 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[25]
C000008322 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[25]
C000008322 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[25]
C000008322 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[25]
C000008322 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[25]
C000008322 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[25]
C000008322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000008322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000008322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000008322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000008322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000008322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000008322 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008323 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[26]
C000008323 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[26]
C000008323 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[26]
C000008323 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[26]
C000008323 [Member] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[26]
C000008323 [Member] | Unum Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[26]
C000008323 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[26]
C000008323 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[26]
C000008323 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[26]
C000008323 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[26]
C000008323 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000008323 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000008323 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008323 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008323 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008323 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000008323 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008323 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008323 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008323 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008323 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008324 [Member] | Unum Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[27]
C000008324 [Member] | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[27]
C000008324 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[27]
C000008324 [Member] | Nordstrom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[27]
C000008324 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[27]
C000008324 [Member] | Essent Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[27]
C000008324 [Member] | Lithia Motors Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[27]
C000008324 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[27]
C000008324 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[27]
C000008324 [Member] | Graham Holdings Co Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[27]
C000008324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000008324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000008324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008324 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008324 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008324 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000008324 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000032719 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[28]
C000032719 [Member] | ATAndT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[28]
C000032719 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[28]
C000032719 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[28]
C000032719 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[28]
C000032719 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[28]
C000032719 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[28]
C000032719 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[28]
C000032719 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[28]
C000032719 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[28]
C000032719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000032719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000032719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000032719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000032719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000032719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000032719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000032719 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032719 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032719 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032719 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000032719 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033024 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[29]
C000033024 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%	[29]
C000033024 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[29]
C000033024 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[29]
C000033024 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%	[29]
C000033024 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[29]
C000033024 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%	[29]
C000033024 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[29]
C000033024 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%	[29]
C000033024 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[29]
C000033024 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000033024 [Member] | Hotels Resorts And Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000033024 [Member] | Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000033024 [Member] | Passenger Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033024 [Member] | Interactive Home Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033024 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000033024 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000033024 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000033024 [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000033024 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000033024 [Member] | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000033024 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035317 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[30]
C000035317 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[30]
C000035317 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[30]
C000035317 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[30]
C000035317 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%	[30]
C000035317 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[30]
C000035317 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[30]
C000035317 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[30]
C000035317 [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[30]
C000035317 [Member] | Gulfport Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[30]
C000035317 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000035317 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000035317 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000035317 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035317 [Member] | Oil and Gas Refining and Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000035317 [Member] | Oil and Gas Exploration and Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000035317 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035318 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[31]
C000035318 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[31]
C000035318 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[31]
C000035318 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.66%	[31]
C000035318 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[31]
C000035318 [Member] | Unum Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[31]
C000035318 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%	[31]
C000035318 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%	[31]
C000035318 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[31]
C000035318 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[31]
C000035318 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000035318 [Member] | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035318 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000035318 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000035318 [Member] | Commercial And Residential Mortgage Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000035318 [Member] | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000035318 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035318 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035318 [Member] | Property And Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000035318 [Member] | Transaction And Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000035318 [Member] | Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000035318 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000035318 [Member] | Life And Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000035320 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[32]
C000035320 [Member] | TG Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[32]
C000035320 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[32]
C000035320 [Member] | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[32]
C000035320 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[32]
C000035320 [Member] | Alignment Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[32]
C000035320 [Member] | BridgeBio Pharma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[32]
C000035320 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[32]
C000035320 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[32]
C000035320 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[32]
C000035320 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000035320 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000035320 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000035320 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000035320 [Member] | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000035320 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000035320 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035320 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035320 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035321 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[33]
C000035321 [Member] | TransDigm Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[33]
C000035321 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[33]
C000035321 [Member] | W W Grainger Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[33]
C000035321 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[33]
C000035321 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[33]
C000035321 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[33]
C000035321 [Member] | Watsco Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[33]
C000035321 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[33]
C000035321 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[33]
C000035321 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000035321 [Member] | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035321 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000035321 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000035321 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000035321 [Member] | Industrial Machinery And Supplies And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000035321 [Member] | Construction Machinery and Heavy Transportation Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035321 [Member] | Paper And Plastic Packaging Products And Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035321 [Member] | Diversified Support Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035321 [Member] | Environmental And Facilities Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035321 [Member] | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035321 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035321 [Member] | Transaction And Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035322 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[34]
C000035322 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[34]
C000035322 [Member] | Boeing Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[34]
C000035322 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[34]
C000035322 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[34]
C000035322 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[34]
C000035322 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[34]
C000035322 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[34]
C000035322 [Member] | Charter Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[34]
C000035322 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[34]
C000035322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000035322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000035322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000035322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000035322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000035322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000035322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000035322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000035322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000035322 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035324 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[35]
C000035324 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[35]
C000035324 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[35]
C000035324 [Member] | DocuSign Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[35]
C000035324 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[35]
C000035324 [Member] | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[35]
C000035324 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[35]
C000035324 [Member] | Duolingo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[35]
C000035324 [Member] | RPM International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[35]
C000035324 [Member] | Graco Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[35]
C000035324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000035324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000035324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000035324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000035324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000035324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000035324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035324 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035326 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%	[36]
C000035326 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[36]
C000035326 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[36]
C000035326 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[36]
C000035326 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[36]
C000035326 [Member] | Nutanix Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[36]
C000035326 [Member] | Rubrik Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[36]
C000035326 [Member] | Toast Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[36]
C000035326 [Member] | Zscaler Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[36]
C000035326 [Member] | Telephone and Data Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[36]
C000035326 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000035326 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000035326 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000035326 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000035326 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035326 [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000035326 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000035326 [Member] | IT Consulting And Other Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000035326 [Member] | Electronic Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000035326 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035326 [Member] | Transaction And Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000035327 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[37]
C000035327 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[37]
C000035327 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[37]
C000035327 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[37]
C000035327 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[37]
C000035327 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[37]
C000035327 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[37]
C000035327 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[37]
C000035327 [Member] | Marriott International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[37]
C000035327 [Member] | Bank of New York Mellon Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[37]
C000035327 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000035327 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000035327 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000035327 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000035327 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000035327 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000035327 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000035327 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035327 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000035327 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035327 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035336 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[38]
C000035336 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[38]
C000035336 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%	[38]
C000035336 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%	[38]
C000035336 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[38]
C000035336 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%	[38]
C000035336 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%	[38]
C000035336 [Member] | Adtalem Global Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%	[38]
C000035336 [Member] | Virtu Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%	[38]
C000035336 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[38]
C000035336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000035336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000035336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000035336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000035336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000035336 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000035336 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000035336 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000035336 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000035336 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000035336 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000035336 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035338 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[39]
C000035338 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[39]
C000035338 [Member] | BYD Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%	[39]
C000035338 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[39]
C000035338 [Member] | Li Auto Inc A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[39]
C000035338 [Member] | Vestas Wind Systems A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[39]
C000035338 [Member] | Kingspan Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[39]
C000035338 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[39]
C000035338 [Member] | XPeng Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[39]
C000035338 [Member] | LG Energy Solution Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[39]
C000035338 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000035338 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000035338 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000035338 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035338 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000035338 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035338 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000035338 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035338 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035343 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[40]
C000035343 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[40]
C000035343 [Member] | Avery Dennison Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[40]
C000035343 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[40]
C000035343 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[40]
C000035343 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[40]
C000035343 [Member] | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[40]
C000035343 [Member] | Eastman Chemical Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[40]
C000035343 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[40]
C000035343 [Member] | Hecla Mining Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[40]
C000035343 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000035343 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000035343 [Member] | Paper And Plastic Packaging Products And Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000035343 [Member] | specialty Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000035343 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000035343 [Member] | Industrial Gases [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035343 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000035343 [Member] | Commodity Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000035343 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000035343 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035344 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[41]
C000035344 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[41]
C000035344 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[41]
C000035344 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[41]
C000035344 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[41]
C000035344 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[41]
C000035344 [Member] | Somnigroup International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[41]
C000035344 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[41]
C000035344 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[41]
C000035344 [Member] | Ralph Lauren Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[41]
C000035344 [Member] | Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000035344 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000035344 [Member] | Hotels Resorts And Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000035344 [Member] | Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000035344 [Member] | Leisure Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000035344 [Member] | Homebuilding Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000035344 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000035344 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000035344 [Member] | Automotive Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000035344 [Member] | Apparel Accessories And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000035344 [Member] | Home Furnishings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000035344 [Member] | Other Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000035344 [Member] | Consumer Staples Merchandise Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035344 [Member] | Consumer Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035344 [Member] | Apparel Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035344 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035345 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[42]
C000035345 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[42]
C000035345 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[42]
C000035345 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[42]
C000035345 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[42]
C000035345 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[42]
C000035345 [Member] | Caseys General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[42]
C000035345 [Member] | BJs Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[42]
C000035345 [Member] | Service Corp International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[42]
C000035345 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[42]
C000035345 [Member] | Packaged Foods And Meats [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000035345 [Member] | Soft Drinks And Non alcoholic Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000035345 [Member] | Food Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000035345 [Member] | Food Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000035345 [Member] | Agricultural Products And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000035345 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000035345 [Member] | Consumer Staples Merchandise Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000035345 [Member] | Education Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000035345 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000035345 [Member] | Specialized Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000035345 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000035345 [Member] | Brewers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035345 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000037805 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[43]
C000037805 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[43]
C000037805 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[43]
C000037805 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[43]
C000037805 [Member] | W W Grainger Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[43]
C000037805 [Member] | Fiserv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[43]
C000037805 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[43]
C000037805 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[43]
C000037805 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[43]
C000037805 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[43]
C000037805 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000037805 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000037805 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000037805 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000037805 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000037805 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000037805 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000037805 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000037805 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037805 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000037806 [Member] | JPMorgan Chase And Co Series EE Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[44]
C000037806 [Member] | JPMorgan Chase And Co Series DD Pfd 5 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[44]
C000037806 [Member] | Allstate Corp The Series H Pfd 5 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[44]
C000037806 [Member] | Wells Fargo And Co Series Z Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[44]
C000037806 [Member] | JPMorgan Chase And Co Series LL Pfd 4 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[44]
C000037806 [Member] | JPMorgan Chase And Co Series MM Pfd 4 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[44]
C000037806 [Member] | M And T Bank Corp Series J Pfd 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[44]
C000037806 [Member] | Capital One Financial Corp Series I Pfd 5 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[44]
C000037806 [Member] | MetLife Inc Series F Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[44]
C000037806 [Member] | Bank of America Corp Series GG Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[44]
C000037806 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037806 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000037806 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000037806 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000037806 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000037806 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000037807 [Member] | Sofina S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%	[45]
C000037807 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[45]
C000037807 [Member] | Blue Owl Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[45]
C000037807 [Member] | EQT AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[45]
C000037807 [Member] | Blackstone Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[45]
C000037807 [Member] | TPG Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[45]
C000037807 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%	[45]
C000037807 [Member] | Eurazeo SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[45]
C000037807 [Member] | HAL Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[45]
C000037807 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[45]
C000037807 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000037807 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000037807 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000037807 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000037807 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000056583 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[46]
C000056583 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[46]
C000056583 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[46]
C000056583 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[46]
C000056583 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[46]
C000056583 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[46]
C000056583 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[46]
C000056583 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[46]
C000056583 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[46]
C000056583 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[46]
C000056583 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000056583 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000056583 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000056583 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000056583 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000056583 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000056583 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000056583 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056583 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000056583 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056583 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000056583 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000101127 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[47]
C000101127 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[47]
C000101127 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[47]
C000101127 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[47]
C000101127 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[47]
C000101127 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[47]
C000101127 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[47]
C000101127 [Member] | Ulta Beauty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[47]
C000101127 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[47]
C000101127 [Member] | Host Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[47]
C000101127 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000101127 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000101127 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000101127 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101127 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000101127 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101127 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101127 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101127 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101127 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000101127 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000101128 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[48]
C000101128 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[48]
C000101128 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[48]
C000101128 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[48]
C000101128 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[48]
C000101128 [Member] | Tyson Foods Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[48]
C000101128 [Member] | Loews Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[48]
C000101128 [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[48]
C000101128 [Member] | Fox Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[48]
C000101128 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[48]
C000101128 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000101128 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000101128 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101128 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101128 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000101128 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000101128 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000101128 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000101128 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101128 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101128 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101128 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197604 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[49]
C000197604 [Member] | SBA Communications Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[49]
C000197604 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[49]
C000197604 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[49]
C000197604 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[49]
C000197604 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[49]
C000197604 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[49]
C000197604 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[49]
C000197604 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[49]
C000197604 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[49]
C000197604 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000197604 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000197604 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000197604 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000197604 [Member] | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000197604 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000197604 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197604 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000197604 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197605 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[50]
C000197605 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[50]
C000197605 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[50]
C000197605 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[50]
C000197605 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[50]
C000197605 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[50]
C000197605 [Member] | VeriSign Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[50]
C000197605 [Member] | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[50]
C000197605 [Member] | Autodesk Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[50]
C000197605 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[50]
C000197605 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000197605 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000197605 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000197605 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000197605 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000197605 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000197605 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197606 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[51]
C000197606 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[51]
C000197606 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[51]
C000197606 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[51]
C000197606 [Member] | FirstEnergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[51]
C000197606 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[51]
C000197606 [Member] | Consolidated Edison Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[51]
C000197606 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[51]
C000197606 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[51]
C000197606 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[51]
C000197606 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000197606 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000197606 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000197606 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000197606 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000197606 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197607 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[52]
C000197607 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[52]
C000197607 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[52]
C000197607 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[52]
C000197607 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[52]
C000197607 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[52]
C000197607 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[52]
C000197607 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[52]
C000197607 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[52]
C000197607 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[52]
C000197607 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000197607 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000197607 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000197607 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000197607 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000197607 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000197607 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000197607 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000197607 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000197607 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197608 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[53]
C000197608 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[53]
C000197608 [Member] | Tyson Foods Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[53]
C000197608 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[53]
C000197608 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[53]
C000197608 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[53]
C000197608 [Member] | Mosaic Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[53]
C000197608 [Member] | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[53]
C000197608 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[53]
C000197608 [Member] | Paramount Global Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[53]
C000197608 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000197608 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000197608 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000197608 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000197608 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000197608 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000197608 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000197608 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000197608 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000197608 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000197608 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000197608 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197609 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%	[54]
C000197609 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%	[54]
C000197609 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%	[54]
C000197609 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[54]
C000197609 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[54]
C000197609 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.64%	[54]
C000197609 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[54]
C000197609 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[54]
C000197609 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[54]
C000197609 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[54]
C000197609 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000197609 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000197609 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000197609 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000197609 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000197609 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000197609 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000197609 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000197609 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197610 [Member] | Celsius Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[55]
C000197610 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[55]
C000197610 [Member] | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[55]
C000197610 [Member] | Roivant Sciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[55]
C000197610 [Member] | Crocs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[55]
C000197610 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[55]
C000197610 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[55]
C000197610 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[55]
C000197610 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[55]
C000197610 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[55]
C000197610 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000197610 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000197610 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000197610 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000197610 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000197610 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000197610 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000197610 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000197610 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000197610 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197611 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[56]
C000197611 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[56]
C000197611 [Member] | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[56]
C000197611 [Member] | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[56]
C000197611 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[56]
C000197611 [Member] | Roivant Sciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[56]
C000197611 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[56]
C000197611 [Member] | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[56]
C000197611 [Member] | Valaris Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[56]
C000197611 [Member] | Shift4 Payments Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[56]
C000197611 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000197611 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000197611 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000197611 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000197611 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000197611 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000197611 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000197611 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000197611 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197612 [Member] | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[57]
C000197612 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[57]
C000197612 [Member] | Concentrix Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[57]
C000197612 [Member] | Goodyear Tire And Rubber Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[57]
C000197612 [Member] | United States Steel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[57]
C000197612 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[57]
C000197612 [Member] | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[57]
C000197612 [Member] | Lear Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[57]
C000197612 [Member] | Cleveland Cliffs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[57]
C000197612 [Member] | Macys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[57]
C000197612 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000197612 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000197612 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000197612 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000197612 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000197612 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000197612 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000197612 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000197612 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000197612 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000197612 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197614 [Member] | TJX Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[58]
C000197614 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[58]
C000197614 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[58]
C000197614 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[58]
C000197614 [Member] | Ulta Beauty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[58]
C000197614 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[58]
C000197614 [Member] | Domino s Pizza Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[58]
C000197614 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[58]
C000197614 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[58]
C000197614 [Member] | Darden Restaurants Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[58]
C000197614 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000197614 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000197614 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000197614 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000197614 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000197614 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000197614 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000197614 [Member] | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000197614 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197615 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[59]
C000197615 [Member] | ADMA Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[59]
C000197615 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[59]
C000197615 [Member] | TG Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[59]
C000197615 [Member] | Protagonist Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[59]
C000197615 [Member] | Adtalem Global Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[59]
C000197615 [Member] | Palomar Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[59]
C000197615 [Member] | DXP Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[59]
C000197615 [Member] | Cinemark Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[59]
C000197615 [Member] | Chefs Warehouse Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[59]
C000197615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000197615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000197615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000197615 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000197615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000197615 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000197615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000197615 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000197615 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000197615 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000197615 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197616 [Member] | EZCORP Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[60]
C000197616 [Member] | World Kinect Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[60]
C000197616 [Member] | Fresh Del Monte Produce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[60]
C000197616 [Member] | SpartanNash Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[60]
C000197616 [Member] | B And G Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[60]
C000197616 [Member] | ProAssurance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[60]
C000197616 [Member] | Par Pacific Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[60]
C000197616 [Member] | Dana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[60]
C000197616 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[60]
C000197616 [Member] | Titan International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[60]
C000197616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000197616 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000197616 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000197616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000197616 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000197616 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000197616 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000197616 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000197616 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000197616 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000197616 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000197616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197618 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[61]
C000197618 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[61]
C000197618 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[61]
C000197618 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.66%	[61]
C000197618 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[61]
C000197618 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[61]
C000197618 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[61]
C000197618 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[61]
C000197618 [Member] | McDonalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[61]
C000197618 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%	[61]
C000197618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000197618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000197618 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000197618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000197618 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000197618 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000197618 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000197618 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000197618 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000197618 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000197620 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[62]
C000197620 [Member] | Brown And Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[62]
C000197620 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[62]
C000197620 [Member] | Hartford Insurance Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[62]
C000197620 [Member] | Constellation Brands Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[62]
C000197620 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[62]
C000197620 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[62]
C000197620 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[62]
C000197620 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[62]
C000197620 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[62]
C000197620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000197620 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000197620 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000197620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000197620 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000197620 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000197620 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000197620 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000197620 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000197620 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000197620 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197621 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[63]
C000197621 [Member] | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[63]
C000197621 [Member] | Hartford Insurance Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[63]
C000197621 [Member] | Itau Unibanco Holding S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[63]
C000197621 [Member] | Alliance Resource Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[63]
C000197621 [Member] | Signet Jewelers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[63]
C000197621 [Member] | Cigna Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[63]
C000197621 [Member] | Nuveen Preferred And Income Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[63]
C000197621 [Member] | Nuveen Floating Rate Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[63]
C000197621 [Member] | AT And T Inc Series C Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[63]
C000197621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000197621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000197621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000197621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000197621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000197621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000197621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000197621 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000197621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000197621 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000197621 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197621 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000197622 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[64]
C000197622 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[64]
C000197622 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[64]
C000197622 [Member] | Northrop Grumman Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[64]
C000197622 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[64]
C000197622 [Member] | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[64]
C000197622 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[64]
C000197622 [Member] | Consolidated Edison Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[64]
C000197622 [Member] | Okta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[64]
C000197622 [Member] | Albertson s Cos Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[64]
C000197622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000197622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000197622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000197622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000197622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000197622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000197622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000197622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000197622 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000197622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000197622 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197623 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%	[65]
C000197623 [Member] | DT Midstream Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%	[65]
C000197623 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%	[65]
C000197623 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.64%	[65]
C000197623 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[65]
C000197623 [Member] | Kyndryl Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[65]
C000197623 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[65]
C000197623 [Member] | ESAB Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[65]
C000197623 [Member] | Knife River Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[65]
C000197623 [Member] | Solventum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[65]
C000197623 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000197623 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000197623 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000197623 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000197623 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000197623 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000197623 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000197623 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000197623 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000197623 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000197623 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197625 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[66]
C000197625 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[66]
C000197625 [Member] | Keurig Dr Pepper Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[66]
C000197625 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[66]
C000197625 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[66]
C000197625 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[66]
C000197625 [Member] | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[66]
C000197625 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[66]
C000197625 [Member] | Dollar General Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[66]
C000197625 [Member] | Mondelez International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[66]
C000197625 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000197625 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000197625 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000197625 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000197625 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000197625 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000197625 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197627 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[67]
C000197627 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%	[67]
C000197627 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[67]
C000197627 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[67]
C000197627 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[67]
C000197627 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[67]
C000197627 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[67]
C000197627 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[67]
C000197627 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[67]
C000197627 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[67]
C000197627 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.50%
C000197627 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000197627 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197628 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[68]
C000197628 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[68]
C000197628 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[68]
C000197628 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[68]
C000197628 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[68]
C000197628 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[68]
C000197628 [Member] | CrowdStrike Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[68]
C000197628 [Member] | Mosaic Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[68]
C000197628 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[68]
C000197628 [Member] | Dollar General Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[68]
C000197628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000197628 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000197628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000197628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000197628 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000197628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000197628 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000197628 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000197628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000197628 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000197628 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000197628 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197629 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[69]
C000197629 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[69]
C000197629 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[69]
C000197629 [Member] | Hartford Insurance Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[69]
C000197629 [Member] | W R Berkley Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[69]
C000197629 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[69]
C000197629 [Member] | Discover Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[69]
C000197629 [Member] | CME Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[69]
C000197629 [Member] | MarketAxess Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[69]
C000197629 [Member] | Cboe Global Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[69]
C000197629 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000197629 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000197629 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000197629 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000197629 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197629 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000197630 [Member] | Quest Diagnostics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[70]
C000197630 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[70]
C000197630 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[70]
C000197630 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[70]
C000197630 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[70]
C000197630 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[70]
C000197630 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[70]
C000197630 [Member] | Cigna Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[70]
C000197630 [Member] | Edwards Lifesciences Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[70]
C000197630 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[70]
C000197630 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000197630 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000197630 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000197630 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000197630 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000197630 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197631 [Member] | Boeing Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[71]
C000197631 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[71]
C000197631 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[71]
C000197631 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[71]
C000197631 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[71]
C000197631 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[71]
C000197631 [Member] | Huntington Ingalls Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[71]
C000197631 [Member] | Rollins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[71]
C000197631 [Member] | Allegion PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[71]
C000197631 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[71]
C000197631 [Member] | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000197631 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000197631 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000197631 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000197631 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000197631 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000197631 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000197631 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000197631 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000197631 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000197631 [Member] | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000197631 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197632 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[72]
C000197632 [Member] | Martin Marietta Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[72]
C000197632 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[72]
C000197632 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[72]
C000197632 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[72]
C000197632 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[72]
C000197632 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[72]
C000197632 [Member] | Mosaic Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[72]
C000197632 [Member] | Ball Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[72]
C000197632 [Member] | Sherwin Williams Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[72]
C000197632 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000197632 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000197632 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000197632 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000197632 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205462 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[73]
C000205462 [Member] | ATAndT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[73]
C000205462 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[73]
C000205462 [Member] | Charter Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[73]
C000205462 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%	[73]
C000205462 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[73]
C000205462 [Member] | Paramount Global Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[73]
C000205462 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[73]
C000205462 [Member] | New York Times Co The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[73]
C000205462 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[73]
C000205462 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000205462 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205462 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000205462 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000205462 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000205462 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.
[59]	Excluding money market fund holdings, if any.
[60]	Excluding money market fund holdings, if any.
[61]	Excluding money market fund holdings, if any.
[62]	Excluding money market fund holdings, if any.
[63]	Excluding money market fund holdings, if any.
[64]	Excluding money market fund holdings, if any.
[65]	Excluding money market fund holdings, if any.
[66]	Excluding money market fund holdings, if any.
[67]	Excluding money market fund holdings, if any.
[68]	Excluding money market fund holdings, if any.
[69]	Excluding money market fund holdings, if any.
[70]	Excluding money market fund holdings, if any.
[71]	Excluding money market fund holdings, if any.
[72]	Excluding money market fund holdings, if any.
[73]	Excluding money market fund holdings, if any.